Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Goodwill [Roll Forward]
Beginning Balance	¥ 15,864,655		¥ 15,903,677
Disposal of subsidiaries			(39,022)
Addition	9,565
Ending Balance	¥ 15,874,220	$ 2,312,947	¥ 15,864,655